Premises and Equipment (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Capitalized interest on construction projects	$ 0.1	$ 0.1	$ 0.1
Rent on noncancelable operating leases	1.6	2.0	1.1
Future amounts due under noncancelable leases, 2013	1.0
Future amounts due under noncancelable leases, 2014	0.8
Future amounts due under noncancelable leases, 2015	0.7
Future amounts due under noncancelable leases, 2016	0.5
Future amounts due under noncancelable leases, 2017	0.4
Future amounts due under noncancelable leases, thereafter	1.2
Rental income recognized	$ 1.2	$ 1.1	$ 1.1